SEGMENTED INFORMATION (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Schedule of revenue and gross margin by segment
REVENUE AND GROSS MARGIN BY SEGMENT

	Year ended December 31, 2016
	OEM Solutions	Enterprise Solutions	Cloud and Connectivity Services	Total
Revenue	$516,517	$71,486	$27,604	$615,607
Cost of goods sold	349,921	31,537	16,406	397,864
Gross margin	$166,596	$39,949	$11,198	$217,743
Gross margin %	32.3%	55.9%	40.6%	35.4%
Expenses				196,395
Earnings from operations				$21,348
Total assets				$578,459

	Year ended December 31, 2015
	OEM Solutions	Enterprise Solutions	Cloud and Connectivity Services	Total
Revenue	$523,366	$63,072	$21,360	$607,798
Cost of goods sold	371,559	29,945	12,439	413,943
Gross margin	$151,807	$33,127	$8,921	$193,855
Gross margin %	29.0%	52.5%	41.8%	31.9%
Expenses				183,741
Earnings from operations				$10,114
Total assets				$546,332

	Year ended December 31, 2014
	OEM Solutions	Enterprise Solutions	Cloud and Connectivity Services	Total
Revenue	$476,650	$71,873	$—	$548,523
Cost of goods sold	336,132	33,412	—	369,544
Gross margin	$140,518	$38,461	$—	$178,979
Gross margin %	29.5%	53.5%	—	32.6%
Expenses				185,573
Loss from operations				$(6,594)
Total assets				$515,364

Schedule of revenue by geographical region	REVENUE BY GEOGRAPHICAL REGION

	2016	2015	2014
Americas	$194,019	$196,476	$157,803
Europe, Middle East and Africa	137,803	116,686	87,629
Asia-Pacific	283,785	294,636	303,091
	$615,607	$607,798	$548,523

Schedule of property and equipment by geographical region	PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2016	2015
Americas	$18,001	$15,324
Europe, Middle East and Africa	10,814	8,171
Asia-Pacific	5,365	5,452
	$34,180	$28,947